Note 10 - Stock Option Plan and Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Share-based Payment Arrangement, Option, Activity [Table Text Block]
	Shares available for Grant	Number of Shares Outstanding	Weighted average exercise price per share
Balance, December 31, 2018	329,025	127,778	$15.37
Options cancelled	14,846	(14,846)	—
Balance, December 31, 2019	343,871	112,932	$15.37
Options cancelled	47,461	(47,461)	—
Effect of plan amendment on business combination	(391,332)	—	—
Balance, December 31, 2020	—	65,471	$16.86
Vested, December 31, 2020	—	65,471	$16.86
Vested and expected to vest, December 31, 2020	—	65,471	$16.86

Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding and Exercisable [Table Text Block]
Options Outstanding	Weighted average remaining contractual life (years)	Shares Exercisable	Weighted Average Exercise Prices
48,724	1.85	48,724	$11.89
16,747	3.93	16,747	$31.33
65,471	2.38	65,471	$16.86